Note 16 - Subsequent Events	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Subsequent Events [Text Block]

NOTE 16 – SUBSEQUENT EVENTS

Renovaro Letter of Intent and Extension Agreement

On January 1, 2025, the Company entered into a binding letter of intent with Renovaro for Predictive Oncology to be acquired by Renovaro in exchange for preferred stock of Renovaro, as discussed in Note 1 above. Under the terms of the LOI, Predictive Oncology will be merged into Renovaro in exchange for a newly created series of preferred stock of Renovaro. The preferred stock will be issued to shareholders of Predictive Oncology in a 1:1 exchange for their existing Predictive Oncology common stock. The preferred stock will be automatically redeemable for $3.00 per share after 18 months and may also be converted to freely tradeable, registered Renovaro common stock at a 1:1 conversion ratio by either the holders thereof or Renovaro at any time after Renovaro’s common stock has traded at or above $4.50 per share for 30 consecutive trading days. Renovaro also will have the right to redeem the preferred stock for cash at a redemption price of $3.00 per share (i) if the trading price of its common stock is $3.00 or less or (ii) such preferred stock has not been converted within 30 days after the first date on which the holder could request such conversion as described above. The merger is subject to a minimum fundraising of $15 million by Renovaro, as well as formal approval by the shareholders of Predictive Oncology. A failure to obtain shareholder approval, assuming prior funding by Renovaro, will entitle Renovaro to a two-year exclusive royalty-free license to Predictive Oncology’s biobank of tumor samples and tumor-specific 3D cell culture models.

On February 28, 2025, the Company entered into the Extension Agreement with Renovaro, pursuant to which the parties amended the LOI to (i) eliminate Renovaro’s obligation to acquire certain shares of Predictive Oncology’s common stock and (ii) extend the outside termination date of the LOI from February 28, 2025, to March 31, 2025. Additionally, pursuant to the Extension Agreement, Renovaro acquired 467,290 shares of Predictive Oncology’s common stock for an aggregate purchase price of $500,000 and agreed to purchase an additional 901,298 shares of Predictive Oncology common stock for an aggregate of $964,389 upon, and subject to, the execution of a definitive agreement in respect of the Renovaro Merger.

February 2025 Registered Direct Offering

On February 18, 2025, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with several institutional and accredited investors for the sale by the Company of 363,336 shares (the “Shares”) of the Company’s common stock, par value $0.01 per share (the “Common Stock”), at a purchase price of $1.50 per share, in a registered direct offering. The offering closed on February 19, 2025. The gross proceeds to the Company from the offering are approximately $545,004, before deducting the placement agent’s fees and other offering expenses. The Shares were offered and sold by the Company pursuant to an effective shelf registration statement on Form S-3, which was filed with the SEC on May 21, 2024 and subsequently declared effective on May 21, 2024 (File No. 333-279123), and a related prospectus supplement filed on February 19, 2025.

The Company agreed to pay Wainwright an aggregate fee equal to 7.0% of the gross proceeds received by the Company from the sale of the securities in the offering as well as a management fee equal to 1.0% of such gross proceeds, and $15,000 for fees and expenses of legal counsel. The Company also issued to Wainwright or its designees warrants to purchase up to 7.0% of the aggregate number of shares of Common Stock sold in the transactions, or warrants to purchase up to an aggregate of 25,434 shares of Common Stock (the “Registered Direct Offering Placement Agent Warrants”). The Registered Direct Offering Placement Agent Warrants are exercisable for five years from the commencement of sales in the offering and have an exercise price equal to 125% of the purchase price of share of Common Stock in the offering, or $1.875 per share. The Registered Direct Offering Placement Agent Warrants and the shares issuable upon exercise of the Registered Direct Offering Placement Agent Warrants were issued in reliance on the exemption from registration provided by Section 4(a)(2) of the Securities Act as transactions not involving a public offering and in reliance on similar exemptions under applicable state laws.

Sale of Eagan Assets to DeRoyal

On March 14, 2025, the Company entered into an asset purchase agreement (the “APA”) and closed the transactions contemplated therein with DeRoyal Industries, Inc., a Tennessee corporation (“DeRoyal”), to sell and assign to DeRoyal assets and liabilities exclusively related to the business of providing products for automated, direct-to-drain medical fluid disposal, including the Company’s STREAMWAY® product line (the “Eagan Business”). See Note 2 – Discontinued Operations for further discussion.

The Company’s consolidated financial statements herein have been retrospectively revised and recast to present the former Eagan operating segment as discontinued operations for all periods presented. These consolidated financial statements were restated solely for the purpose of segregating discontinued operations and do not reflect any adjustment for any other subsequent event.

March 2025 Warrant Exercises

On March 25, 2025, certain of the Company’s warrant holders exercised 627,315 Series A Common Stock Purchase Warrants (the “Series A Warrants”) and 627,315 Series B Common Stock Purchase Warrants (the “Series B Warrants”) in exchange for a total of 1,254,630 shares of the Company’s common stock. Both the Series A Warrants and Series B Warrants were exercised at a price of $1.07, resulting in approximately $1.3 million of proceeds to the Company. The Series A Warrants and Series B Warrants were initially issued in a private placement to certain institutional and accredited investors in July 2024 and were registered on Registration Statement No. 333-281579, which was declared effective on August 23, 2024.